Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000032979 | FR_46647PFM3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032979 | FR_74256LFB0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000032979 | FR_912810UN6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000032979 | FR_05635JAB6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000032979 | FR_06051GJL4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000032979 | FR_26884TAV4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000032979 | FR_05523RAF4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000032979 | FR_58933YBZ7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000032979 | FR_61747YGC3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000032979 | FR_00206RMN9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000032979 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000032979 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	88.80%
C000032979 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000032979 | LongU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000255091 | FR_46647PFM3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000255091 | FR_74256LFB0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000255091 | FR_912810UN6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000255091 | FR_05635JAB6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000255091 | FR_06051GJL4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000255091 | FR_26884TAV4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000255091 | FR_05523RAF4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000255091 | FR_58933YBZ7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000255091 | FR_61747YGC3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000255091 | FR_00206RMN9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000255091 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000255091 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	88.80%
C000255091 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000255091 | LongU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000122679 | FR_46647PFM3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122679 | FR_74256LFB0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122679 | FR_912810UN6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122679 | FR_05635JAB6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000122679 | FR_06051GJL4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000122679 | FR_26884TAV4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000122679 | FR_05523RAF4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122679 | FR_58933YBZ7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122679 | FR_61747YGC3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122679 | FR_00206RMN9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122679 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000122679 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	88.80%
C000122679 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000122679 | LongU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000122677 | FR_46647PFM3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122677 | FR_74256LFB0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122677 | FR_912810UN6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122677 | FR_05635JAB6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000122677 | FR_06051GJL4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000122677 | FR_26884TAV4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000122677 | FR_05523RAF4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122677 | FR_58933YBZ7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122677 | FR_61747YGC3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122677 | FR_00206RMN9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122677 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000122677 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	88.80%
C000122677 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000122677 | LongU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000032982 | FR_46647PFM3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000032982 | FR_74256LFB0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000032982 | FR_912810UN6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000032982 | FR_05635JAB6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000032982 | FR_06051GJL4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000032982 | FR_26884TAV4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000032982 | FR_05523RAF4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000032982 | FR_58933YBZ7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000032982 | FR_61747YGC3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000032982 | FR_00206RMN9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000032982 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000032982 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	88.80%
C000032982 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000032982 | LongU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000033005 | FR_537008104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000033005 | FR_499049104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033005 | FR_59001A102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033005 | FR_636180101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033005 | FR_03937C105
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033005 | FR_754907103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033005 | FR_49803T300
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033005 | FR_928298108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033005 | FR_90278Q108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033005 | FR_731068102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033005 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033005 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000033005 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000033005 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000033005 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000033005 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000033005 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000033005 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000033005 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000033005 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000033005 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000033005 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033005 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000033007 | FR_537008104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000033007 | FR_499049104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033007 | FR_59001A102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033007 | FR_636180101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033007 | FR_03937C105
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033007 | FR_754907103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033007 | FR_49803T300
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033007 | FR_928298108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033007 | FR_90278Q108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033007 | FR_731068102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033007 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033007 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000033007 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000033007 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000033007 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000033007 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000033007 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000033007 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000033007 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000033007 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000033007 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000033007 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033007 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000094701 | FR_537008104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000094701 | FR_499049104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000094701 | FR_59001A102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000094701 | FR_636180101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000094701 | FR_03937C105
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000094701 | FR_754907103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000094701 | FR_49803T300
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000094701 | FR_928298108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000094701 | FR_90278Q108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000094701 | FR_731068102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000094701 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000094701 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000094701 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000094701 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000094701 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000094701 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000094701 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000094701 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000094701 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000094701 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000094701 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000094701 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000094701 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000255093 | FR_537008104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000255093 | FR_499049104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000255093 | FR_59001A102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000255093 | FR_636180101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000255093 | FR_03937C105
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000255093 | FR_754907103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000255093 | FR_49803T300
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000255093 | FR_928298108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000255093 | FR_90278Q108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000255093 | FR_731068102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000255093 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000255093 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000255093 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000255093 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000255093 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000255093 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000255093 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000255093 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000255093 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000255093 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000255093 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000255093 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000255093 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000122683 | FR_537008104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000122683 | FR_499049104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122683 | FR_59001A102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122683 | FR_636180101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122683 | FR_03937C105
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122683 | FR_754907103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122683 | FR_49803T300
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122683 | FR_928298108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122683 | FR_90278Q108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122683 | FR_731068102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122683 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000122683 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000122683 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000122683 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000122683 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000122683 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000122683 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000122683 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000122683 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000122683 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000122683 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122683 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000122683 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000078991 | FR_537008104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000078991 | FR_499049104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000078991 | FR_59001A102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000078991 | FR_636180101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078991 | FR_03937C105
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078991 | FR_754907103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078991 | FR_49803T300
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078991 | FR_928298108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078991 | FR_90278Q108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078991 | FR_731068102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078991 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000078991 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000078991 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000078991 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000078991 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000078991 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000078991 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000078991 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000078991 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000078991 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000078991 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000078991 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000078991 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000033008 | FR_537008104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000033008 | FR_499049104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033008 | FR_59001A102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033008 | FR_636180101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033008 | FR_03937C105
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033008 | FR_754907103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033008 | FR_49803T300
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033008 | FR_928298108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033008 | FR_90278Q108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033008 | FR_731068102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033008 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033008 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000033008 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000033008 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000033008 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000033008 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000033008 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000033008 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000033008 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000033008 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000033008 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000033008 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033008 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000032983 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000032983 | 0.0113530492853573691520027060
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000032983 | 0.4462945219563016702288547736
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000032983 | 0.0280358012582293263926831693
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000032983 | 0.5962014547734711759618802133
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000032983 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000032983 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000032983 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000032983 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000032983 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000032983 | LongForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000032983 | LongSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000032985 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000032985 | 0.0113530492853573691520027060
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000032985 | 0.4462945219563016702288547736
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000032985 | 0.0280358012582293263926831693
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000032985 | 0.5962014547734711759618802133
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000032985 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000032985 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000032985 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000032985 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000032985 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000032985 | LongForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000032985 | LongSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000032986 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000032986 | 0.0113530492853573691520027060
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000032986 | 0.4462945219563016702288547736
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000032986 | 0.0280358012582293263926831693
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000032986 | 0.5962014547734711759618802133
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000032986 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000032986 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000032986 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000032986 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000032986 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000032986 | LongForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000032986 | LongSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000255092 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000255092 | 0.0113530492853573691520027060
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000255092 | 0.4462945219563016702288547736
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000255092 | 0.0280358012582293263926831693
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000255092 | 0.5962014547734711759618802133
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000255092 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000255092 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000255092 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000255092 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000255092 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000255092 | LongForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000255092 | LongSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000121794 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000121794 | 0.0113530492853573691520027060
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000121794 | 0.4462945219563016702288547736
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000121794 | 0.0280358012582293263926831693
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000121794 | 0.5962014547734711759618802133
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000121794 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000121794 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000121794 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000121794 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000121794 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000121794 | LongForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000121794 | LongSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000122680 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122680 | 0.0113530492853573691520027060
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122680 | 0.4462945219563016702288547736
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000122680 | 0.0280358012582293263926831693
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000122680 | 0.5962014547734711759618802133
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000122680 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000122680 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000122680 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000122680 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000122680 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000122680 | LongForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000122680 | LongSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000032987 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000032987 | 0.0113530492853573691520027060
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000032987 | 0.4462945219563016702288547736
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000032987 | 0.0280358012582293263926831693
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000032987 | 0.5962014547734711759618802133
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000032987 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000032987 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000032987 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000032987 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000032987 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000032987 | LongForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000032987 | LongSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000032988 | FR_91282CQG9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000032988 | FR_91282CQH7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000032988 | FR_91282CPZ8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000032988 | FR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000032988 | FR_91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000032988 | FR_91282CLW9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000032988 | FR_91282CNC1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000032988 | FR_91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000032988 | FR_91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000032988 | FR_91282CPJ4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000032988 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000032988 | LongU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000122681 | FR_91282CQG9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000122681 | FR_91282CQH7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000122681 | FR_91282CPZ8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122681 | FR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000122681 | FR_91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000122681 | FR_91282CLW9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000122681 | FR_91282CNC1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000122681 | FR_91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000122681 | FR_91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000122681 | FR_91282CPJ4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000122681 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122681 | LongU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000174616 | FR_91282CQG9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000174616 | FR_91282CQH7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000174616 | FR_91282CPZ8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000174616 | FR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000174616 | FR_91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000174616 | FR_91282CLW9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000174616 | FR_91282CNC1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000174616 | FR_91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000174616 | FR_91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000174616 | FR_91282CPJ4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000174616 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000174616 | LongU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000032991 | FR_91282CQG9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000032991 | FR_91282CQH7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000032991 | FR_91282CPZ8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000032991 | FR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000032991 | FR_91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000032991 | FR_91282CLW9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000032991 | FR_91282CNC1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000032991 | FR_91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000032991 | FR_91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000032991 | FR_91282CPJ4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000032991 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000032991 | LongU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000179758 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000179758 | 0.5500545278512684746290639532
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000179758 | 0.4912949513077205773960188027
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000179758 | ShortPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000179758 | Financials
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000179758 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000179758 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000179758 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	(12.30%)
C000179758 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)
C000179758 | Other
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
C000179758 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000179758 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000179758 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000179758 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000179758 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000179758 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000179758 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000179758 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	92.50%
C000179758 | LongCall Option Contracts Purchased
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000179758 | ShortCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	(34.50%)
C000179758 | ShortExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)

[1]	Percentage rounds to less than 0.1% or (0.1)%.